Financial instruments (Details) (CHF) In Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
Financial instruments
Interest rate yield curves used as a reference rate		OIS
Variable rate used as a reference rate		LIBOR
Loss from change in reference rate	115